Operating expenses (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about operating expenses [text block]

The tables below detail the operating expenses for the year ended December 31, 2021, 2020 and 2019:

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
General and administrative expenses	11,113	—	11,113
Research and development	5,834	(3,481)	2,353
Clinical expenses	9,547	(6,841)	2,706
Manufacturing expenses	5,042	(282)	4,760
Quality assurance and regulatory expense	1,822	(359)	1,463
Patents fees & related expenses	1,062	—	1,062
Therapy development expenses	3,599	—	3,599
Other operating expenses/(income)	(880)	615	(265)
For the year ended December 31, 2021	37,139	(10,348)	26,791

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
General and administrative expenses	7,522	—	7,522
Research and development expenses	3,066	(2,593)	473
Clinical expenses	4,316	(3,263)	1,053
Manufacturing expenses	3,802	(3,342)	460
Quality assurance and regulatory expenses	1,474	(1,247)	227
Patents fees & related	379	(256)	123
Therapy development expenses	1,864	—	1,864
Other operating expenses/(income)	(1,032)	573	(459)
For the year ended December 31, 2020	21,391	(10,128)	11,263

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
General and administrative expenses	4,226	—	4,226
Research and development expenses	2,375	(1,745)	630
Clinical expenses	2,881	(2,033)	848
Manufacturing expenses	1,812	(1,323)	489
Quality assurance and regulatory expenses	928	(701)	227
Patents fees & related	602	(335)	267
Therapy development expenses	902	—	902
Other operating expenses/(income)	(367)	493	126
For the year ended December 31, 2019	13,359	(5,644)	7,715